Stock Options - Schedule of Stock Option Activity (Details) (CAD)	12 Months Ended
Apr. 30, 2012
Option Activity
Outstanding, beginning of year	0
Granted	16,000,000
Outstanding, end of year	16,000,000
Exercisable, end of year	16,000,000
Weighted Average Exericse Price
Granted	0.05
Outstanding	0.05
Exercisable	0.05